COMBINED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Cash flows from operating activities:
Net income	$ 111,508	$ 120,311
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	94,170	73,653
Amortization of above and below Market Leases	(6,835)	(8,770)
Amortization of intangibles	3,166	3,838
Amortization of deferred financing fees	646	0
Accretion of direct financing lease	(996)	(890)
Stock-based compensation	1,760	0
Straight-lining of rental income, net	(125)	(242)
Gain on real estate disposition	(856)	0
Income tax benefit	(42)	0
Other	(102)	118
Changes in operating assets and liabilities, net of effects of the September acquisition
Increase in other assets	(3,789)	(2,570)
Increase in tenant deposits	6,601	2,712
Decrease in accounts payable and other liabilities	935	(5,087)
Net cash provided by operating activities	206,041	183,073
Cash flows from investing activities:
Net investment in real estate property	(454,832)	(12,598)
Investment in loans receivable	(20,091)	(800)
Proceeds from real estate disposals	1,510	975
Proceeds from loans receivable	1,040	917
Development project expenditures	(12,629)	(6,657)
Capital expenditures	(13,504)	(3,416)
Net cash used in investing activities	(498,506)	(21,579)
Cash flows from financing activities:
Net change in borrowings under credit facility	1,538,000	0
Payment of deferred financing costs	(20,209)	0
Distributions to noncontrolling interests	(266)	(288)
Net contribution from (distribution to) parent prior to separation	103,714	(160,677)
Distribution to parent	(1,273,000)	0
Cash distribution to common stockholders	(47,754)	0
Net cash provided by (used in) financing activities	300,485	(160,965)
Net increase in cash	8,020	529
Cash at beginning of period	2,424	2,167
Cash at end of period	10,444	2,696
Supplemental schedule of non-cash activities:
Issuance of common stock for acquisition of specialty valuation firm	11,546	0
Other acquisition-related investing activities	152,179	0
Transfer of remaining net parent investment to additional paid-in capital	$ 1,250,545	$ 0